Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 31, 2025, the date that the financial statements were issued.

Warrant Exercises

In January and February 2025, holders exercised an aggregate 24,022 Public Warrants, resulting in the issuance 24,022 shares of Class A Common Stock at an exercise price of $11.50 per share. These exercises generated approximately $0.3 million in cash proceeds.

First Production at Longanesi

On March 13, 2025, AleAnna achieved a key milestone with the first production from its five wells in the Longanesi field.

In connection with this milestone, AleAnna will be required to reserve $3.1 million related to the contingent consideration liability due to Enel (see Note 6). These funds will be classified as restricted cash in future balance sheets and may be used to satisfy the contingent consideration liability as payments become due.